CONSOLIDATED STATEMENTS OF COMPREHENSIVE PROFIT (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ (178,885)	$ (11,347)	$ (14,175)
Other comprehensive profit (loss), net of tax:
Unrealized gain (loss) on derivative instruments, net	176	0	0
Other comprehensive profit (loss)	176	0	0
Comprehensive profit (loss)	$ (178,709)	$ (11,347)	$ (14,175)